Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 145,259	£ 134,267
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 3,500	£ 3,100